Cover	Nov. 13, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 13, 2026
Entity File Number	001-37685
Entity Registrant Name	PAVMED INC.
Entity Central Index Key	0001624326
Entity Tax Identification Number	47-1214177
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	25th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	(917)
Local Phone Number	813-1828
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	PAVM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false